Fair Value Measurements - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between levels	€ 0	€ 0
Significant fair value measurements	0
Impairment charges for goodwill and other intangible assets	€ 0